Document and Entity Information	Nov. 10, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity File Number	001-41150
Entity Registrant Name	Angel Studios, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3483780
Entity Address State Or Province	UT
Entity Address, Address Line One	295 W Center St.
Entity Address, City or Town	Provo
Entity Address, Postal Zip Code	84601
City Area Code	760
Local Phone Number	933-8437
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ANGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001865200
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false